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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment           [ ] Amendment Number : _____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                 Dallas, TX            May 15, 2008
-------------------------------------   -------------------   ------------------
(Signature)                             (City, State)         (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          23
Form 13F Information Table Value Total:   1,291,678
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    28-12876               TBP Investments Management, LLC

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
       --------------        ------------- ----------- -------- ------------------ ---------- -------- -------------------
                                                                                                         VOTING AUTHORITY
                                TITLE OF                 VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER            CLASS        CUSIP     (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
       --------------        ------------- ----------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ABB Ltd.                     SPONSORED ADR 000375-20-4    72919 2,708,722 SH  N/A  DEFINED        1      0  2,708,722    0
CHEVRON CORP NEW                  COM      166764-10-0    37472   438,993 SH  N/A  DEFINED        1      0    438,993    0
CLEAN ENERGY FUELS CORP           COM      184499-10-1     5297   396,464 SH  N/A  DEFINED        1      0    396,464    0
DENBURY RESOURCES INC NEW       COM NEW    247916-20-8    87675 3,070,913 SH  N/A  DEFINED        1      0  3,070,913    0
DRESSER-RAND GROUP INC            COM      261608-10-3    29063   945,130 SH  N/A  DEFINED        1      0    945,130    0
FLUOR CORP NEW                    COM      343412-10-2    86203   610,673 SH  N/A  DEFINED        1      0    610,673    0
FOSTER WHEELER LTD              SHS NEW    G36535-13-9    41173   727,177 SH  N/A  DEFINED        1      0    727,177    0
GREENBRIER COMPANIES  INC         COM      393657-10-1    15387   580,186 SH  N/A  DEFINED        1      0    580,186    0
HALLIBURTON CO                    COM      406216-10-1    58065 1,476,346 SH  N/A  DEFINED        1      0  1,476,346    0
INTEROIL CORP                     COM      460951-10-6    15673   951,616 SH  N/A  DEFINED        1      0    951,616    0
JACOBS ENGR GROUP INC DEL         COM      469814-10-7    66838   908,253 SH  N/A  DEFINED        1      0    908,253    0
KBR INC                           COM      48242W-10-6    17331   624,990 SH  N/A  DEFINED        1      0    624,990    0
MCMORAN EXPLORATION CO            COM      582411-10-4    17587 1,017,151 SH  N/A  DEFINED        1      0  1,017,151    0
OCCIDENTAL PETE CORP DEL          COM      674599-10-5   146179 1,997,795 SH  N/A  DEFINED        1      0  1,997,795    0
SANDRIDGE ENERGY INC              COM      80007P-30-7    40153 1,025,621 SH  N/A  DEFINED        1      0  1,025,621    0
SCHLUMBERGER LTD                  COM      806857-10-8   100256 1,152,366 SH  N/A  DEFINED        1      0  1,152,366    0
SHAW GROUP INC                    COM      820280-10-5    32274   684,642 SH  N/A  DEFINED        1      0    684,642    0
SUNCOR ENERGY INC                 COM      867229-10-6   120994 1,255,777 SH  N/A  DEFINED        1      0  1,255,777    0
TALISMAN ENERGY INC               COM      87425E-10-3    53580 3,027,119 SH  N/A  DEFINED        1      0  3,027,119    0
TITANIUM METALS CORP            COM NEW    888339-20-7    16592 1,102,456 SH  N/A  DEFINED        1      0  1,102,456    0
TRANSOCEAN INC NEW                SHS      G90073-10-0   146741 1,085,365 SH  N/A  DEFINED        1      0  1,085,365    0
WEATHERFORD INTERNATIONAL LT      COM      G95089-10-1    39887   550,397 SH  N/A  DEFINED        1      0    550,397    0
XTO ENERGY INC                    COM      98385X-10-6    44339   716,762 SH  N/A  DEFINED        1      0    716,762    0